Income tax expense (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Major Components of Income Tax Expense
(a) Tax (credit)/ charge recognised in the consolidated statement of Profit or loss

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Current tax:
Current tax on profit for the year	32,824	37,758	17,911	237
(Credit)/ Charge in respect of current tax for earlier years	392	(59)	(33)	(0)
Total current tax (a)	33,216	37,699	17,878	237
Deferred tax:
Origination and reversal of temporary differences	31,633	3,818	(44,562)	(591)
Charge/ (Credit) in respect of deferred tax for earlier years	835	(16)	7	0
Increase in tax rate	742	—	—	—
Total Deferred Tax (b)	33,210	3,802	(44,555)	(591)
Total income tax (benefit)/ expense for the year (a+b)	66,426	41,501	(26,677)	(354)
(Loss)/ Profit before tax	113,710	117,730	(68,777)	(912)
Effective income tax rate (%)	58.4%	35.3%	38.8%	38.8%

Reconciliation of Income Tax Expense/(Credit) Applicable to Accounting Profit/(Loss) Before Tax at the Statutory Income Tax Rate to Recognized Income Tax Expense/(Credit) for the year at the Group's Effective Tax Rate
(b)
A reconciliation of income tax expense/ (credit) applicable to profit/ (loss) before tax at the Indian statutory income tax rate to income tax expense/ (credit) at the Group’s effective income tax rate for the year indicated are as follows.

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
(Loss)/ Profit before tax	113,710	117,730	(68,777)	(912)
Indian statutory income tax rate	34.61%	34.94%	34.94%	34.94%
Tax at Indian statutory income tax rate	39,353	41,140	(24,033)	(319)
Disallowable expenses	1,529	2,423	1,883	25
Non-taxable income	(2,412)	(1,917)	(1,406)	(19)
Foreign Currency Translation Reserve (FCTR) recycled on liquidation of subsidiaries to consolidated statements of profit or loss	28,142	—	—	—
Tax holidays and similar exemptions (Refer note below)	(10,152)	(8,076)	(4,934)	(65)
Effect of tax rates differences of subsidiaries operating at other rates	4,179	(1,277)	(581)	(8)
Tax on distributable reserve of/ dividend from subsidiary	4,042	11,018	19,532	259
Unrecognised tax assets (Net)	2,723	(2,135)	(713)	(9)
Change in deferred tax balances due to change in tax law*	742	—	(17,760)	(236)
Capital Gains subject to lower tax rate	(758)	(1,711)	(2,733)	(36)
(Credit)/ Charge in respect of earlier years	1,227	(75)	(26)	(0)
Other permanent differences	(2,189)	2,111	4,094	54

Total income tax expense / (credit)	66,426	41,501	(26,677)	(354)

*
D
eferred tax
credit

for the year ended March 31, 2020 includes
a
credit of
₹
 16,512 million ($ 219 million) on
remeasurement
of deferred tax balances as at March 31, 2019 pursuant to an amendment in the Indian Income Tax laws (Refer note 3(c)(I)(ix))
.

Schedule of Components of Deferred Tax Assets and Liabilities	(c) Deferred tax assets/liabilities

Significant components of Deferred tax (assets) and liabilities recognized in the consolidated statement of financial position are as follows:

For the year ended March 31, 2018:
	Opening balance as at April 1, 2017	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Deferred tax on acquisition through business combination	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2018
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	104,978	21,261	—	(213)	841	126,867
Voluntary retirement scheme	(779)	368	—	—	—	(411)
Employee benefits	(442)	(381)	(30)	—	(22)	(875)
Fair value of derivative asset/ liability	(338)	123	(346)	—	(2)	(563)
Fair valuation of other asset/liability	8,931	(3,616)	—	4,246	352	9,913
MAT credit entitlement	(123,851)	12,950	(39)	—	56	(110,884)
Unabsorbed depreciation and business losses	(36,408)	1,781	—	—	2	(34,625)
Other temporary differences	(5,658)	724	68	—	512	(4,354)

Total	(53,567)	33,210	(347)	4,033	1,739	(14,932)

For the year ended March 31, 2019:
	Opening balance as at April 1, 2018	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2019
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	126,867	9,570	—	3,111	139,548
Voluntary retirement scheme	(411)	16	—	—	(395)
Employee benefits	(875)	(15)	(247)	39	(1,098)
Fair value of derivative asset/ liability	(563)	288	(82)	—	(357)
Fair valuation of other asset/liability	9,913	(1,432)	—	(10)	8,471
MAT credit entitlement	(110,884)	7,280	384	(23)	(103,243)
Unabsorbed depreciation and business losses	(34,625)	(11,030)	—	—	(45,655)
Other temporary differences	(4,354)	(875)	(135)	(583)	(5,947)

Total	(14,932)	3,802	(80)	2,534	(8,676)

For the year ended March 31, 2020:
	Opening balance as at April 1, 2019	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2020	Closing balance as at March 31, 2020
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	139,548	(61,429)	—	(93)	78,026	1,035
Voluntary retirement scheme	(395)	111	—	—	(284)	(4)
Employee benefits	(1,098)	6	(714)	49	(1,757)	(23)
Fair value of derivative asset/ liability	(357)	(69)	324	—	(102)	(1)
Fair valuation of other asset/liability	8,471	911	(1)	593	9,974	132
MAT credit entitlement*	(103,243)	11,605	251	129	(91,258)	(1,210)
Unabsorbed depreciation and business losses	(45,655)	(9,223)	—	—	(54,878)	(728)
Other temporary differences	(5,947)	13,533	(590)	289	7,285	96

Total	(8,676)	(44,555)	(730)	967	(52,994)	(703)

Net deferred tax (assets)/liability	Accordingly, the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2018	2019	2020	2020
Particulars	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Deferred tax assets	(58,635)	(52,830)	(82,669)	(1,097)
Deferred tax liabilities	43,703	44,154	29,675	394

Net deferred tax (asset)/ liability	(14,932)	(8,676)	(52,994)	(703)

Summary of Unused Tax Losses
Unused tax losses/ unused tax credit for which no deferred tax asset has been recognised amount to
₹
 121,135 million and
₹
 176,593 million ($ 2,342 million) as at March 31, 2019 and March 31, 2020 respectively.
As at March 31, 2019

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)
Unutilized business losses	1,281	10,940	6,278	15,269	33,768
Unabsorbed depreciation	—	—	—	87,281	87,281
Unused R&D Tax Credit	—	—	—	86	86

Total	1,281	10,940	6,278	102,636	121,135

As at March 31, 2020

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)	Total (US dollars in million)
Unutilized business losses	5,552	25,885	49,165	15,738	96,340	1,278
Unabsorbed depreciation	—	—	—	80,163	80,163	1,063
Unused capital losses	—	4	—	—	4	0
Unutilised R&D Tax Credit	—	—	—	86	86	1

Total	5,552	25,889	49,165	95,987	176,593	2,342

Summary of Unused MAT Credits	Unrecognised MAT credit expires, if unutilized, based on the year of origination as follows:

Financial year ending March 31,	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
2022	1,036	1,036	14
2023	137	137	2
2024	521	521	7
2025	517	517	7
2026	1,035	1,035	14
2027	633	633	8
2028	81	81	1
2029	36	36	0

	3,996	3,996	53